Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Reverse stock splits and Shareholders' Equity [Abstract]
Shareholders' Equity
16.	Shareholders’ Equity

On May 28, 2014 the Company closed on the $25,000 offering of Series D Convertible Preferred Stock and Series C Warrants, following the execution of a Placement Agent agreement with Dawson James Securities, Inc. on May 21, 2014. The securities sold were 250,000 units, at a purchase price of $100 per unit, with each unit consisting of one share of the Company’s Series D Convertible Preferred Stock and 0.0000408 Series C Warrants, exercisable for five years at an initial price of $6,390,000 per share. Each share of Series D Preferred Stock sold has a stated value of $100 and is initially convertible into 92 shares of common stock at the fixed conversion price of $1.09. As a result, the Company received proceeds of $24,070, net of fees amounting to $930.

On June 3, 2014, we issued an aggregate of 7,212,081 shares of common stock upon conversion of 78,612 shares of Series D Preferred Stock (no adjustment for reverse splits because of the fixed conversion price).

On June 18, 2014, we issued 2,800,000 shares of common stock to Crede upon conversion of 30,520 shares of Series D Preferred Stock (no adjustment for reverse splits because of the fixed conversion price).

On June 20, 2014, we issued an aggregate of 165,881 shares of common stock upon conversion of 1,808 shares of Series D Preferred Stock (no adjustment for reverse splits because of the fixed conversion price).

On June 30, 2014, we issued an aggregate of 9,176 shares of common stock upon conversion of 100 shares of Series D Preferred Stock (no adjustment for reverse splits because of the fixed conversion price).

On July 15, 2014, we received a letter from NASDAQ, notifying us that for the last 30 consecutive business days, the closing bid price of the Company’s common stock has been below $1.00 per share, the minimum closing bid price required by the continued listing requirements of NASDAQ set forth in Listing Rule 5550(a)(2). We have 180 calendar days, or until January 12, 2015, to regain compliance with Rule 5550(a)(2) (the "Compliance Period"). To regain compliance, the closing bid price of the Company’s common stock must be at least $1.00 per share for a minimum of 10 consecutive business days during the Compliance Period. The NASDAQ notification has no effect at this time on the listing of the Company's common stock on The NASDAQ Capital Market.

On July 16, 2014, we received a letter from NASDAQ indicating that we were not in compliance with the applicable $2.5 million stockholders’ equity requirement, as set forth in Listing Rule 5550(b)(1) (the “Stockholders’ Equity Requirement”). The letter indicated that we had 45 days, or until September 2, 2014, to submit a plan to regain compliance. If our plan is accepted, NASDAQ has the discretion to grant us up to 180 days from July 16, 2014 to regain compliance. If NASDAQ does not accept our plan, we would have the opportunity to appeal that decision to a hearings panel.

On August 13, 2014, we received a letter from NASDAQ indicating that we had achieved compliance with the Stockholders’ Equity Requirement for continued listing on The NASDAQ Capital Market and that the matter was closed.

On August 27, 2014, the Company issued to Crede 2,000,000 shares of common stock upon conversion of 21,800 shares of Series D Preferred Stock (no adjustment for reverse splits because of the fixed conversion price).

On September 11, 2014, the Company issued to Crede 2,000,000 shares of common stock upon conversion of 21,800 shares of Series D Preferred Stock (no adjustment for reverse splits because of the fixed conversion price).

On September 18, 2014, the Company issued to Crede 4,000,000 shares of common stock upon conversion of 43,600 shares of Series D Preferred Stock (no adjustment for reverse splits because of the fixed conversion price).

On October 6, 2014, the Company issued to Crede 4,000,000 shares of common stock upon conversion of 43,600 shares of Series D Preferred Stock (no adjustment for reverse splits because of the fixed conversion price).

On January 13, 2015, the Company received a letter from NASDAQ notifying that it has been provided an additional 180 calendar day period, or until July 13, 2015, to regain compliance with the minimum $1 bid price per share requirement. The Company’s eligibility for the additional period was based on meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on the NASDAQ Capital Market with the exception of the bid price requirement, and the Company’s written notice of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary. If at any time during this additional time period the closing bid price of the Company’s common stock is at least $1 per share for a minimum of 10 consecutive business days, NASDAQ will provide written confirmation of compliance and this matter will be closed. If compliance cannot be demonstrated by July 13, 2015, NASDAQ will provide written notification that the Company’s common stock will be delisted. At that time, the Company may appeal NASDAQ’s determination to a Hearings Panel (the “Panel”). If the Company appeals, it will be asked to provide a plan to regain compliance to the Panel.

On July 13, 2015, NASDAQ notified the Company that it had regained compliance with Listing Rule 5550(a)(2), which requires a minimum bid price of $1.00 for continued listing on the NASDAQ Stock Market and that the matter is now closed.

On September 18, 2015, the Company received from The NASDAQ Stock Market a letter, dated September 14, 2015, stating that, for the previous 30 consecutive business days, the bid price of the Company's common stock closed below the minimum $1.00 per share. This is a requirement for continued listing on the NASDAQ Capital Market pursuant to NASDAQ Marketplace Rule 5550(a)(2) (the "Minimum Bid Price Rule"). The NASDAQ letter has no immediate effect on the listing of the Company's common stock, which will continue to trade on the NASDAQ Capital Market under the symbol "FREE". In accordance with NASDAQ Marketplace Rule 5810(c)(3)(A), the Company has a grace period of 180 calendar days, which expires on March 14, 2016 (the “Compliance Period”), to regain compliance with the "Minimum Bid Price Rule", by maintaining a closing bid price of at least $1.00 per share for a minimum of ten consecutive business days during the Compliance Period. In the event the Company does not regain compliance, the Company may be eligible for an additional grace period of 180 calendar days if it satisfies the continued listing requirement for market value of publicly held shares and all other initial listing standards (with the exception of the Bid Price Rule) for listing on the NASDAQ Capital Market, and submits a timely notification to NASDAQ of its intention to cure the deficiency during the second compliance period, by effecting a reverse stock split of the shares of its Common Stock, if necessary. If the Company meets these requirements, the NASDAQ will inform the Company that it has been granted an additional 180 calendar days. However, if it appears to NASDAQ’s Staff that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, the NASDAQ will provide notice that its securities will be subject to delisting. At that time, the Company may also appeal NASDAQ's delisting determination to a NASDAQ Hearings Panel. The Company intends to evaluate available options to resolve the deficiency and regain compliance with the Minimum Bid Price Rule (see Note 18).

As of December 31, 2015, pursuant to the full conversion of the convertible notes (Note 10), the Company has issued to note holders 7,528 shares of common stock in the aggregate.

As of December 31, 2015, pursuant to the cashless exercise formula set forth in the Series A, B & C warrants, the Company has issued to warrant holders 8,544 shares of common stock in the aggregate (Note 13).

As of December 31, 2015, following the settlement agreements the Company entered with fourteen vendors, non-U.S. creditors, the Company has issued 117 common shares in the aggregate as payment in full of unpaid invoices of the aggregate amount of $1,317.

8,160 shares of Series D Preferred Stock are outstanding as of December 31, 2015.

Common Stock Dividends

During the year ended December 31, 2015, 2014 and 2013, the Company did not declare or pay any dividends.